Other Non-Current Assets - Movements in Interest in Joint Ventures and Associates (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	[1]	€ 530
Ending balance		653	€ 530	[1]
Associates [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	[2]	40	44
Additions	[2]	1	3
Share of net profit/(loss)	[2]	(3)	(5)
Currency retranslation	[2]	(1)	(2)
Ending balance	[2]	37	40
Joint ventures [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	[3]	14	32
Additions	[3]		5
Dividend received/reductions	[3],[4]	(158)	(216)
Share of net profit/(loss)	[3]	179	190
Currency retranslation	[3]		3
Ending balance	[3]	€ 35	€ 14

[1]	Restated following adoption of IFRS 16. Operating lease prepayments for land that were previously reported within other non-current assets, have now been included within leased assets. See note1 and note 24 for further details.
[2]	Associates as at 31 December 2019 primarily comprise our investments in Langholm Capital Partners.
[3]	Our principal joint ventures are Unilever FIMA LDA for Portugal, the Pepsi/Lipton Partnership for the US and Pepsi Lipton International for the rest of the world.
[4]	2018 includes a capital reduction in joint venture of Unilever FIMA LDA of €64 million.